LOANS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 2,835	$ 11,308	$ 10,853
Recorded Investment With No Allowance	1,045	8,581	6,832
Recorded Investment With Allowance	1,255	822	2,393
Total Recorded Investment	2,300	9,403	9,225
Related Allowance	159	52	471
Average Recorded Investment Year to Date	2,435	9,952	9,754
Interest Received	127	527	487
Interest Accrued	149	641	628
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	432	3,760	2,190
Recorded Investment With No Allowance	60	2,734	1,338
Recorded Investment With Allowance	262	217	234
Total Recorded Investment	322	2,951	1,572
Related Allowance	28	9	16
Average Recorded Investment Year to Date	344	3,230	1,620
Interest Received	17	97	23
Interest Accrued	22	207	134
Non Farm, Non Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	469	3,720	3,236
Recorded Investment With No Allowance	$ 401	$ 3,241	1,155
Recorded Investment With Allowance			1,551
Total Recorded Investment	$ 401	$ 3,241	2,706
Related Allowance			282
Average Recorded Investment Year to Date	$ 428	$ 3,570	2,819
Interest Received	17	213	157
Interest Accrued	24	212	168
Commercial Loans Secured By Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 192	1,053	461
Recorded Investment With No Allowance		564	$ 461
Recorded Investment With Allowance	$ 163	166
Total Recorded Investment	163	730	$ 461
Related Allowance	29	33	44
Average Recorded Investment Year to Date	169	826	556
Interest Received	6	67	30
Interest Accrued	$ 13	77	30
Other Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance		1,256	3,834
Recorded Investment With No Allowance		$ 1,092	3,310
Recorded Investment With Allowance			178
Total Recorded Investment		$ 1,092	$ 3,488
Related Allowance
Average Recorded Investment Year to Date		$ 1,171	$ 3,704
Interest Received		89	225
Interest Accrued		84	241
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 1,093	9,789	9,721
Recorded Investment With No Allowance	461	7,631	6,264
Recorded Investment With Allowance	425	383	1,963
Total Recorded Investment	886	8,014	8,227
Related Allowance	57	42	342
Average Recorded Investment Year to Date	941	8,797	8,699
Interest Received	40	466	435
Interest Accrued	59	580	573
Single Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,612	1,094	1,121
Recorded Investment With No Allowance	510	539	568
Recorded Investment With Allowance	830	439	419
Total Recorded Investment	1,340	978	987
Related Allowance	102	10	118
Average Recorded Investment Year to Date	1,415	786	1,044
Interest Received	81	44	52
Interest Accrued	83	42	55
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	130	425	$ 11
Recorded Investment With No Allowance	$ 74	$ 411
Recorded Investment With Allowance			$ 11
Total Recorded Investment	$ 74	$ 411	11
Related Allowance			11
Average Recorded Investment Year to Date	$ 79	$ 369	$ 11
Interest Received	6	17
Interest Accrued	7	19
Retail [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,742	1,519	$ 1,132
Recorded Investment With No Allowance	584	950	568
Recorded Investment With Allowance	830	439	430
Total Recorded Investment	1,414	1,389	998
Related Allowance	102	10	129
Average Recorded Investment Year to Date	1,494	1,155	1,055
Interest Received	87	61	52
Interest Accrued	$ 90	$ 61	$ 55